Deposits, Prepayment and Other Receivables (Tables)	1 Months Ended
Jun. 18, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Deposits, prepayment and other receivables consist of the following:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Prepaid insurance	664	1,067	833
Prepaid electricity	622	380	426
Prepaid renovation	—	1,188	1,188
Rental deposits/prepaid rent	5,516	7,825	7,618
Deposit for the import processing arrangement	297	314	320
Loans to workers	—	5,506	5,217
Other receivables	—	2,181	18,260
Others	1,258	2,053	1,609
	8,357	20,514	35,471